Shareholder Report, Holdings (Details) - C000154149 [Member]	Jun. 30, 2026
Over 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Sixty One To 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Thirty One To 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Zero To 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	73.60%
US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.60%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%